Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (0.5%)
Comcast Corp. Class A	20,193,528	562,087
John Wiley & Sons Inc. Class A	227,801	8,399
		570,486
Consumer Discretionary (5.1%)
Home Depot Inc.	5,390,929	2,046,343
McDonald's Corp.	3,866,870	1,153,990
Lowe's Cos. Inc.	3,051,043	726,545
Starbucks Corp.	6,146,344	497,055
NIKE Inc. Class B	6,488,233	419,075
DR Horton Inc.	1,544,844	230,305
Tractor Supply Co.	2,871,387	155,371
Williams-Sonoma Inc.	683,975	132,924
Genuine Parts Co.	753,509	95,929
Dick's Sporting Goods Inc.	361,831	80,127
Domino's Pizza Inc.	169,217	67,426
Service Corp. International	761,784	63,617
Pool Corp.	177,842	47,494
Lithia Motors Inc.	138,852	43,611
Churchill Downs Inc.	360,766	35,788
Thor Industries Inc.	287,532	30,004
Brunswick Corp.	356,537	23,571
Graham Holdings Co. Class B	18,373	18,596
Dillard's Inc. Class A	16,362	9,818
Shoe Carnival Inc.	97,681	1,790
		5,879,379
Consumer Staples (9.5%)
Walmart Inc.	23,798,896	2,407,972
Costco Wholesale Corp.	2,398,645	2,186,245
Procter & Gamble Co.	12,747,683	1,916,869
Coca-Cola Co.	21,017,210	1,448,086
PepsiCo Inc.	7,421,441	1,084,198
Mondelez International Inc. Class A	7,248,228	416,483
Colgate-Palmolive Co.	4,408,794	339,698
Target Corp.	2,475,214	229,502
Sysco Corp.	2,598,082	192,986
Kroger Co.	2,295,630	146,071
Hershey Co.	802,567	136,139
Church & Dwight Co. Inc.	1,314,131	115,236
Casey's General Stores Inc.	201,456	103,385
McCormick & Co. Inc.	1,369,041	87,838
Tyson Foods Inc. Class A	1,546,460	79,503
Clorox Co.	665,737	74,869
Ingredion Inc.	351,045	40,514
Brown-Forman Corp. Class B	1,039,229	28,298
Marzetti Co.	110,427	17,314
WD-40 Co.	73,546	14,289
Andersons Inc.	183,747	8,509
J & J Snack Foods Corp.	84,827	7,181
Brown-Forman Corp. Class A	216,954	5,884
Tootsie Roll Industries Inc.	106,263	3,750
Oil-Dri Corp. of America	55,794	3,090
		11,093,909
Energy (2.7%)
Exxon Mobil Corp.	23,325,003	2,667,447
Phillips 66	2,189,713	298,108
Texas Pacific Land Corp.	104,619	98,696
DTE Midstream LLC	527,723	57,780
		3,122,031

	Shares	Market Value ($000)
Financials (21.4%)
JPMorgan Chase & Co.	15,003,035	4,667,744
Visa Inc. Class A	8,585,076	2,925,279
Mastercard Inc. Class A	4,502,192	2,485,165
Bank of America Corp.	37,227,548	1,989,812
Goldman Sachs Group Inc.	1,650,264	1,302,669
Morgan Stanley	6,590,865	1,080,902
Blackrock Inc.	780,380	845,003
S&P Global Inc.	1,706,797	831,569
Chubb Ltd.	2,021,300	559,779
CME Group Inc.	1,952,895	518,474
Marsh & McLennan Cos. Inc.	2,664,014	474,594
Intercontinental Exchange Inc.	3,099,753	453,463
Bank of New York Mellon Corp.	3,871,815	417,885
Moody's Corp.	841,593	404,217
Aon plc Class A (XNYS)	1,168,465	398,073
PNC Financial Services Group Inc.	2,138,810	390,440
Arthur J Gallagher & Co.	1,364,308	340,381
Travelers Cos. Inc.	1,221,574	328,139
Aflac Inc.	2,634,791	282,423
Allstate Corp.	1,426,868	273,274
MSCI Inc.	423,113	249,023
MetLife Inc.	3,041,138	242,744
Ameriprise Financial Inc.	515,117	233,230
Nasdaq Inc.	2,456,262	209,986
Hartford Insurance Group Inc.	1,535,813	190,717
State Street Corp.	1,562,207	180,685
Raymond James Financial Inc.	953,893	151,354
Fifth Third Bancorp	3,590,664	149,443
Cboe Global Markets Inc.	566,762	139,219
Cincinnati Financial Corp.	846,852	130,915
Brown & Brown Inc.	1,588,171	126,641
W R Berkley Corp.	1,628,197	116,156
Principal Financial Group Inc.	1,098,331	92,304
Fidelity National Financial Inc.	1,383,931	76,448
RenaissanceRe Holdings Ltd.	268,935	68,334
Reinsurance Group of America Inc.	358,006	65,322
Unum Group	867,986	63,728
Evercore Inc. Class A	209,088	61,589
Jack Henry & Associates Inc.	394,920	58,819
Assurant Inc.	273,333	57,870
Globe Life Inc.	438,919	57,722
FactSet Research Systems Inc.	204,714	54,618
American Financial Group Inc.	374,766	49,349
Old Republic International Corp.	1,238,725	48,880
Southstate Bank Corp.	548,142	48,593
Wintrust Financial Corp.	362,689	47,157
Primerica Inc.	175,414	45,585
Cullen / Frost Bankers Inc.	347,936	42,845
SEI Investments Co.	517,042	41,679
Zions Bancorp NA	798,908	41,631
UMB Financial Corp.	386,509	41,310
Erie Indemnity Co. Class A	137,627	40,275
Cadence Bank	1,006,304	37,978
Commerce Bancshares Inc.	674,743	35,512
First American Financial Corp.	551,477	34,473
Prosperity Bancshares Inc.	514,713	33,878
Hanover Insurance Group Inc.	193,775	33,112
MarketAxess Holdings Inc.	202,400	32,396
RLI Corp.	497,844	29,353
Morningstar Inc.	132,421	28,113
Home BancShares Inc.	992,734	26,516
Bank OZK	573,671	25,809
Selective Insurance Group Inc.	330,123	24,871
First Financial Bankshares Inc.	705,039	21,779
CNO Financial Group Inc.	532,945	21,328
Assured Guaranty Ltd.	242,297	19,524
International Bancshares Corp.	292,915	19,444
United Community Banks Inc.	657,385	19,196
ServisFirst Bancshares Inc.	272,073	19,119

	Shares	Market Value ($000)
Independent Bank Corp. (XNGS)	270,404	18,195
Community Financial System Inc.	285,564	15,843
Towne Bank	393,647	12,797
BOK Financial Corp.	120,597	12,612
BancFirst Corp.	111,482	12,136
NBT Bancorp Inc.	283,456	11,471
First Merchants Corp.	312,626	11,092
Enterprise Financial Services Corp.	200,993	10,526
Cohen & Steers Inc.	149,994	10,248
Horace Mann Educators Corp.	220,201	9,845
Nelnet Inc. Class A	75,947	9,801
Stock Yards Bancorp Inc.	148,113	9,630
City Holding Co.	78,395	9,241
Federal Agricultural Mortgage Corp. Class C	50,846	8,066
Lakeland Financial Corp.	137,990	7,872
TriCo Bancshares	176,068	7,788
Westamerica BanCorp	137,425	6,548
German American Bancorp Inc.	160,580	6,189
Bank First Corp.	48,437	5,915
1st Source Corp.	99,354	5,906
First Mid Bancshares Inc.	118,176	4,222
AMERISAFE Inc.	102,695	4,116
Mercantile Bank Corp.	87,658	3,844
Republic Bancorp Inc. Class A	51,653	3,404
Independent Bank Corp.	112,061	3,386
First Community Bankshares Inc.	98,881	3,198
Southern Missouri Bancorp Inc.	51,318	2,691
Northrim BanCorp Inc.	119,456	2,626
Cass Information Systems Inc.	63,619	2,515
First Business Financial Services Inc.	45,006	2,278
Unity Bancorp Inc.	35,670	1,620
		24,891,478
Health Care (15.5%)
Eli Lilly & Co.	4,308,055	3,717,248
Johnson & Johnson	13,050,308	2,464,812
AbbVie Inc.	9,582,314	2,089,328
UnitedHealth Group Inc.	4,907,621	1,676,247
Abbott Laboratories	9,431,224	1,165,888
Merck & Co. Inc.	13,534,829	1,163,725
Amgen Inc.	2,919,040	871,129
Danaher Corp.	3,468,532	747,052
Stryker Corp.	1,862,650	663,550
Medtronic plc	6,943,865	629,809
McKesson Corp.	682,678	553,884
Elevance Health Inc.	1,220,143	387,029
Cencora Inc.	1,067,520	360,619
Zoetis Inc.	2,419,385	348,609
Becton Dickinson & Co.	1,563,378	279,391
Cardinal Health Inc.	1,296,271	247,290
ResMed Inc.	792,949	195,763
STERIS plc	536,082	126,354
West Pharmaceutical Services Inc.	389,622	109,901
Quest Diagnostics Inc.	609,182	107,186
Ensign Group Inc.	309,655	55,769
Chemed Corp.	79,148	34,137
LeMaitre Vascular Inc.	112,747	9,765
National HealthCare Corp.	67,573	8,071
		18,012,556
Industrials (11.0%)
Caterpillar Inc.	2,564,476	1,480,369
Eaton Corp. plc	2,109,547	804,919
Union Pacific Corp.	3,223,410	710,343
Honeywell International Inc.	3,440,335	692,643
Automatic Data Processing Inc.	2,197,739	572,071
Lockheed Martin Corp.	1,121,108	551,451
General Dynamics Corp.	1,391,355	479,878
Emerson Electric Co.	3,083,791	430,405
Northrop Grumman Corp.	734,089	428,304
Waste Management Inc.	2,008,335	401,205

	Shares	Market Value ($000)
CSX Corp.	10,099,661	363,790
Illinois Tool Works Inc.	1,446,294	352,780
Cintas Corp.	1,854,907	339,949
Cummins Inc.	745,010	326,076
L3Harris Technologies Inc.	1,021,147	295,214
Fastenal Co.	6,213,031	255,666
WW Grainger Inc.	238,445	233,438
Republic Services Inc.	1,102,830	229,653
Rockwell Automation Inc.	608,321	224,081
Paychex Inc.	1,755,635	205,462
Xylem Inc.	1,318,943	198,963
Comfort Systems USA Inc.	190,784	184,217
Broadridge Financial Solutions Inc.	633,776	139,684
Hubbell Inc.	287,950	135,336
Dover Corp.	742,763	134,782
Veralto Corp.	1,344,610	132,686
HEICO Corp. Class A	417,934	103,535
RB Global Inc. (XTSE)	1,005,639	99,780
CH Robinson Worldwide Inc.	637,160	98,116
Snap-on Inc.	283,232	95,038
Pentair plc	888,106	94,450
Expeditors International of Washington Inc.	736,738	89,808
Lennox International Inc.	173,408	87,571
ITT Inc.	423,076	78,299
Allegion plc	465,262	77,126
Carlisle Cos. Inc.	234,967	76,376
Masco Corp.	1,154,713	74,779
Graco Inc.	897,427	73,383
Lincoln Electric Holdings Inc.	298,996	70,100
JB Hunt Transport Services Inc.	414,965	70,071
IDEX Corp.	408,084	69,970
Watsco Inc.	189,109	69,594
HEICO Corp.	217,554	69,132
Huntington Ingalls Industries Inc.	212,634	68,472
Nordson Corp.	291,263	67,558
Booz Allen Hamilton Holding Corp.	673,623	58,713
Owens Corning	453,078	57,681
Advanced Drainage Systems Inc.	387,386	54,253
Donaldson Co. Inc.	632,782	53,312
Applied Industrial Technologies Inc.	206,675	53,134
Tetra Tech Inc.	1,421,817	45,470
Oshkosh Corp.	346,729	42,748
A O Smith Corp.	624,490	41,210
Toro Co.	545,108	40,736
Watts Water Technologies Inc. Class A	148,583	40,504
Simpson Manufacturing Co. Inc.	225,476	39,797
Ryder System Inc.	224,554	38,001
Air Lease Corp.	569,341	36,358
AGCO Corp.	335,546	34,615
MSA Safety Inc.	199,539	31,334
GATX Corp.	192,921	30,260
UFP Industries Inc.	317,275	29,231
Timken Co.	343,229	26,947
Mueller Water Products Inc. Class A	844,379	21,667
Franklin Electric Co. Inc.	207,230	19,639
Exponent Inc.	275,194	19,486
Brady Corp. Class A	236,067	17,920
Kadant Inc.	63,925	17,685
Matson Inc.	173,329	17,498
Griffon Corp.	213,246	15,782
Standex International Corp.	66,387	15,483
ABM Industries Inc.	340,705	14,650
McGrath RentCorp.	133,306	14,322
Hillenbrand Inc.	381,612	12,059
CSG Systems International Inc.	149,559	11,706
Alamo Group Inc.	58,279	10,416
HNI Corp.	249,044	10,191
Worthington Enterprises Inc.	170,780	9,579
Insperity Inc.	195,671	8,633
Tennant Co.	99,887	7,991

		Shares	Market Value ($000)
	Lindsay Corp.	58,582	6,517
	Gorman-Rupp Co.	112,202	5,046
	Apogee Enterprises Inc.	117,037	4,285
	Hyster-Yale Inc.	62,381	2,242
			12,853,624
Information Technology (28.4%)
	Broadcom Inc.	22,605,071	8,355,512
	Microsoft Corp.	10,760,775	5,572,037
	Apple Inc.	18,086,249	4,889,979
	Oracle Corp.	8,896,834	2,336,398
	Cisco Systems Inc.	21,475,884	1,570,102
	International Business Machines Corp.	5,047,390	1,551,618
	Lam Research Corp.	6,874,271	1,082,423
	QUALCOMM Inc.	5,870,633	1,061,997
	Intuit Inc.	1,513,411	1,010,277
	Amphenol Corp. Class A	6,586,096	917,707
	KLA Corp.	719,764	870,007
	Accenture plc Class A	3,370,973	843,080
	Texas Instruments Inc.	4,936,545	797,055
	Analog Devices Inc.	2,691,063	630,059
	TE Connectivity plc	1,605,496	396,574
	Motorola Solutions Inc.	902,769	367,165
	Roper Technologies Inc.	583,668	260,403
	Microchip Technology Inc.	2,919,794	182,253
	HP Inc.	5,230,128	144,718
	CDW Corp.	710,098	113,168
	Amdocs Ltd.	616,065	51,910
	Littelfuse Inc.	134,214	32,656
	Badger Meter Inc.	159,622	28,804
	Avnet Inc.	456,450	22,115
	Dolby Laboratories Inc. Class A	327,965	21,751
	Power Integrations Inc.	303,962	12,733
			33,122,501
Materials (2.9%)
	Linde plc	2,540,916	1,062,865
	Sherwin-Williams Co.	1,256,477	433,409
	Ecolab Inc.	1,383,181	354,648
	Air Products & Chemicals Inc.	1,204,986	292,318
	Vulcan Materials Co.	716,041	207,294
	Nucor Corp.	1,243,810	186,634
	PPG Industries Inc.	1,222,717	119,521
	Steel Dynamics Inc.	749,822	117,572
	Reliance Inc.	284,996	80,491
	Royal Gold Inc.	437,711	76,507
	RPM International Inc.	696,086	76,068
	Avery Dennison Corp.	422,524	73,895
	Albemarle Corp.	637,444	62,616
	AptarGroup Inc.	357,082	41,425
*	Solstice Advanced Materials Inc.	859,884	38,755
	Eastman Chemical Co.	625,695	37,241
	Balchem Corp.	175,693	26,950
	Cabot Corp.	291,623	19,679
	Silgan Holdings Inc.	480,761	18,567
	HB Fuller Co.	292,258	16,767
	Hawkins Inc.	112,947	16,021
	Avient Corp.	496,685	15,929
	Materion Corp.	112,260	12,868
	Westlake Corp.	181,428	12,484
	Quaker Chemical Corp.	74,582	10,359
	Innospec Inc.	134,961	9,930
	Worthington Steel Inc.	176,153	5,635
	Stepan Co.	116,277	5,041
			3,431,489
Utilities (2.7%)
	NextEra Energy Inc.	11,158,968	908,340
	Sempra	3,535,594	325,062
	Xcel Energy Inc.	3,205,096	260,158
	Entergy Corp.	2,419,230	232,464
	Public Service Enterprise Group Inc.	2,704,350	217,862

		Shares	Market Value ($000)
	DTE Energy Co.	1,124,375	152,398
	Ameren Corp.	1,449,458	147,874
	Atmos Energy Corp.	850,735	146,088
	American Water Works Co. Inc.	1,057,622	135,830
	CMS Energy Corp.	1,622,252	119,317
	NiSource Inc.	2,534,389	106,723
	Alliant Energy Corp.	1,392,530	93,049
	Essential Utilities Inc.	1,520,323	59,338
	National Fuel Gas Co.	493,949	38,978
	IDACORP Inc.	292,784	37,775
	TXNM Energy Inc.	513,906	29,190
	Otter Tail Corp.	226,837	17,516
	MGE Energy Inc.	197,788	16,391
	Chesapeake Utilities Corp.	127,453	16,222
	American States Water Co.	208,433	14,863
	California Water Service Group	322,567	14,316
	H2O America	177,613	8,215
	Middlesex Water Co.	97,448	5,600
	Unitil Corp.	95,315	4,647
	York Water Co.	78,157	2,428
			3,110,644
Total Common Stocks (Cost $72,428,009)			116,088,097
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.141% (Cost $305,003)	3,050,577	305,057
Total Investments (99.9%) (Cost $72,733,012)			116,393,154
Other Assets and Liabilities—Net (0.1%)			75,025
Net Assets (100%)			116,468,179
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	280	96,236	1,452

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/30/2026	GSI	69,100	(4.085)	—	(5,596)
Visa Inc. Class A	8/31/2026	BANA	151,629	(4.095)	—	(535)
Visa Inc. Class A	8/31/2026	BANA	68,148	(4.095)	—	(241)
					—	(6,372)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,678 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	116,088,097	—	—	116,088,097
Temporary Cash Investments	305,057	—	—	305,057
Total	116,393,154	—	—	116,393,154
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,452	—	—	1,452
Liabilities
Swap Contracts	—	(6,372)	—	(6,372)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.